Annual Fund Operating Expenses	Dec. 30, 2025
American Funds College 2042 Fund | American Funds College 2042 Fund | Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.85%
American Funds College 2042 Fund | American Funds College 2042 Fund | Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.55%
American Funds College 2042 Fund | American Funds College 2042 Fund | Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.01%
American Funds College 2042 Fund | American Funds College 2042 Fund | Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.80%
American Funds College 2042 Fund | American Funds College 2042 Fund | Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.82%
American Funds College 2042 Fund | American Funds College 2042 Fund | Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.51%
American Funds College 2042 Fund | American Funds College 2042 Fund | Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.45%
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.77%
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	1.52%
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.99%
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.77%
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.49%
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.80%
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.43%
American Funds College 2036 Fund | American Funds College 2036 Fund | Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.73%
American Funds College 2036 Fund | American Funds College 2036 Fund | Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	1.49%
American Funds College 2036 Fund | American Funds College 2036 Fund | Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.96%
American Funds College 2036 Fund | American Funds College 2036 Fund | Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.74%
American Funds College 2036 Fund | American Funds College 2036 Fund | Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.77%
American Funds College 2036 Fund | American Funds College 2036 Fund | Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.46%
American Funds College 2036 Fund | American Funds College 2036 Fund | Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.40%
American Funds College 2033 Fund | American Funds College 2033 Fund | Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.70%
American Funds College 2033 Fund | American Funds College 2033 Fund | Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	1.46%
American Funds College 2033 Fund | American Funds College 2033 Fund | Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.93%
American Funds College 2033 Fund | American Funds College 2033 Fund | Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.71%
American Funds College 2033 Fund | American Funds College 2033 Fund | Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.74%
American Funds College 2033 Fund | American Funds College 2033 Fund | Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.43%
American Funds College 2033 Fund | American Funds College 2033 Fund | Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.37%
American Funds College 2030 Fund | American Funds College 2030 Fund | Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.68%
American Funds College 2030 Fund | American Funds College 2030 Fund | Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	1.44%
American Funds College 2030 Fund | American Funds College 2030 Fund | Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.91%
American Funds College 2030 Fund | American Funds College 2030 Fund | Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.69%
American Funds College 2030 Fund | American Funds College 2030 Fund | Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.72%
American Funds College 2030 Fund | American Funds College 2030 Fund | Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.41%
American Funds College 2030 Fund | American Funds College 2030 Fund | Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.35%
American Funds College 2027 Fund | American Funds College 2027 Fund | Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.67%
American Funds College 2027 Fund | American Funds College 2027 Fund | Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	1.43%
American Funds College 2027 Fund | American Funds College 2027 Fund | Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.90%
American Funds College 2027 Fund | American Funds College 2027 Fund | Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.68%
American Funds College 2027 Fund | American Funds College 2027 Fund | Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.71%
American Funds College 2027 Fund | American Funds College 2027 Fund | Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.40%
American Funds College 2027 Fund | American Funds College 2027 Fund | Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.34%
American Funds College Enrollment Fund | American Funds College Enrollment Fund | Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.66%
American Funds College Enrollment Fund | American Funds College Enrollment Fund | Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	1.43%
American Funds College Enrollment Fund | American Funds College Enrollment Fund | Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.91%
American Funds College Enrollment Fund | American Funds College Enrollment Fund | Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.68%
American Funds College Enrollment Fund | American Funds College Enrollment Fund | Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.71%
American Funds College Enrollment Fund | American Funds College Enrollment Fund | Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.41%
American Funds College Enrollment Fund | American Funds College Enrollment Fund | Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.34%